Stock-Based Compensation Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 274	$ 220	$ 220
Annual non-employee director stock award	343	349	221
Stock based compensation	$ 617	$ 569	$ 441